                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Semi-Annual Report
                   MONEY MARKET
                           Fund


                               Class S


                               September 30, 1998

Money Market Fund                                              TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         INVESTMENT ADVISOR COMMENTARY AND PERFORMANCE AT A GLANCE

             Money Market Fund.................................3

         PORTFOLIO OF INVESTMENTS

             Money Market Fund.................................6

         STAGECOACH FUNDS

             Statement of Assets and Liabilities..............13

             Statement of Operations..........................14

             Statements of Changes in Net Assets..............15

             Financial Highlights.............................16

             Notes to Financial Statements....................19

         LIST OF ABBREVIATIONS................................26

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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ii

LETTER TO SHAREHOLDERS                                         Money Market Fund
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for your investment in the Stagecoach Funds.
  We are pleased to present this Semi-Annual Report to you for the period ended September 30, 1998. This report provides information about your investment, including economic and market trends over the period as well as a performance summary, portfolio review, and strategic outlook for each Fund.
  During the six-month period ended September 30, 1998, global economic events finally caught up with U.S. financial markets. Most acutely affected were stocks, as measured by the S&P 500 Index,(1) with a decrease of 6.95%. By contrast, fixed income securities did well, due to a "flight to quality" in which investors sought to invest in U.S. Treasury securities. For example, government bonds performed well during this period, with returns of 12.74% as measured by the Lehman Brothers Long Government Bond Index.(2)
  Throughout the period, the continued uncertainty in Asia's financial markets spread into global economies, such as Russia and Latin America. Thus far, there has been minimal evidence of a slowdown in the U.S. economy. However, over the past six months, pressure built on the Federal Reserve Board (the Fed) to ease monetary policy, as there was the potential for global and financial strains to affect the U.S. market. As a result, the Fed decreased a key short-term interest rate once on September 29, 1998 and again on October 15, 1998. This signaled an important change in policy meant to impact the economy and hopefully stimulate growth.
  According to the Investment Company Institute, during 1997, U.S. households invested 65% of their total net purchases of financial products in mutual funds.(3) Many of these investors have benefited from unprecedented growth in the market with little exposure to significant declines. However, the large swings we have seen recently will test conservative and aggressive

Money Market Fund                                         LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

investors alike. It will become increasingly important to stay focused on the long-term, evaluate the investment risk of your portfolio, and remain true to your investment plan.
  In our ongoing commitment to provide you with quality investment options, we introduced two new Stagecoach Funds during the past six months. We launched the Corporate Bond Fund in April 1998 and the Strategic Income Fund in July 1998.
  We encourage you to review this Semi-Annual Report as we believe you will find it useful and informative. We also recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

3 Investment Company Institute, Mutual Fund Fact Book, 1998.

INVESTMENT ADVISOR COMMENTARY                                  Money Market Fund
------------------------------------------------------------------------

MONEY MARKET FUND - CLASS S

  The Stagecoach Money Market Fund (the "Fund") seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.
  The Fund is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has over a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a BA in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ending September 30, 1998 the Stagecoach Money Market Fund's cumulative total return was 2.14%. The seven-day current yield for the Fund as of September 30, 1998 was 4.20%. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, the U.S. economy was subject to volatile market conditions caused by international economic turmoil in markets such as Asia, Russia and Latin America. One outcome of these conditions was a "flight to quality" in which investors moved into treasury securities, driving interest rates down rapidly. The problems overseas and an anticipation of an interest rate cut by the Federal Reserve Board (the Fed) which eventually occurred on September 29, led us to lengthen the weighted average maturity of the Fund by adding later dated securities. Weighted average maturity is an indication of a fund's sensitivity to interest rates. By adding later dated securities to our portfolio, we were able to maintain competitive yields in the low interest rate environment.
  With a strict focus on high credit quality for the Fund, we did not add to our foreign positions during the period and do not hold any positions that have had their credit

Money Market Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

rating downgraded. We will continue to avoid securities that could be adversely affected by problems overseas. By maintaining high credit quality, liquidity and longer maturities, we were able to maintain stability and competitive yields for the period.

STRATEGIC OUTLOOK
  We feel the concern over global markets will continue to work its way into our domestic economy and affect consumer spending. We will continue to maintain a longer average maturity as we expect the Fed to continue to ease monetary policy. We will monitor interest rates, being particularly mindful that the market might anticipate the Fed to decrease rates more than will actually occur.
  The Fund is well positioned given the current international economic conditions and low interest rate environment. As a result, we intend to maintain the Fund at its current positioning with a bias toward a defensive posture and increased liquidity. We believe under these uncertain economic conditions, it is prudent to focus more on credit quality and stability rather than purely on yield. As always, we will continue to focus on capital preservation and liquidity.

The Fund is neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower.

Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this objective.

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                                                                               5

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Fund                                 SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER - 45.86%
$79,200,000  Abbey National Corporation - North America           4.39 %#       10/05/98   $   79,152,393
100,000,000  Asset Securitization Corporation++                   5.44 #        11/06/98       99,449,000
 20,000,000  Associates Corporation of North America              5.43 #        11/03/98       19,898,800
 50,000,000  CC USA Incorporated++                                4.89 #        10/08/98       49,946,431
 43,500,000  CC USA Incorporated++                                5.50 #        01/06/99       42,857,698
 39,500,000  CC Incorporated++                                    5.50 #        01/08/99       38,904,735
 25,000,000  Ciesco LP++                                          5.34 #        10/22/98       24,919,500
 49,500,000  Commercial Credit                                    4.96 #        10/09/98       49,439,500
 50,000,000  Commercial Credit                                    5.45 #        11/13/98       49,671,528
 50,000,000  Commercial Credit                                    5.40 #        11/06/98       49,726,500
 50,000,000  Corporate Asset Funding Corporation++                5.41 #        10/30/98       49,777,667
 75,000,000  Corporate Asset Funding Corporation++                4.81 #        10/07/98       74,930,813
 55,000,000  Corporate Asset Funding Corporation++                5.48 #        11/23/98       54,553,844
 75,000,000  Corporate Asset Funding Corporation++                5.44 #        11/06/98       74,586,750
 35,000,000  Corporate Receivables Corporation++                  5.17 #        10/13/98       34,935,600
 32,000,000  Corporate Receivables Corporation++                  4.48 #        10/05/98       31,980,373
 40,000,000  Corporate Receivables Corporation++                  4.97 #        10/09/98       39,950,933
 50,000,000  Corporate Receivables Corporation++                  5.48 #        11/20/98       49,617,362
 95,000,000  Dresdner U.S. Finance Incorporated                   4.79 #        10/07/98       94,912,758
 35,000,000  Falcon Assets Securitization Corporation++           4.91 #        10/08/98       34,962,297
 95,000,000  Ford Motor Credit Corporation                        5.33 #        10/23/98       94,680,694
110,000,000  Ford Motor Credit Corporation                        4.65 #        10/06/98      109,915,972
170,000,000  Ford Motor Credit Corporation                        5.50 #        02/02/99      166,797,011
 50,000,000  General Electric Capital Corporation                 5.50 #        01/05/99       49,269,334
125,000,000  General Electric Capital Corporation                 5.49 #        01/07/99      123,138,681

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
 55,000,000  General Electric Capital Corporation                 5.51 #        02/11/99       53,886,494
 75,000,000  General Electric Capital Corporation                 2.75 #        10/02/98       74,988,708
 50,000,000  General Electric Capital Corporation                 5.46 #        11/18/98       49,633,333
 50,000,000  General Electric Capital Corporation                 5.50 #        01/05/99       49,269,333
$100,000,000 Goldman Sachs & Company                              4.66 %#       10/06/98   $   99,923,472
195,000,000  Goldman Sachs & Company                              5.43 #        11/13/98      193,724,632
125,000,000  Goldman Sachs & Company                              5.47 #        11/24/98      123,970,625
 50,000,000  Greenwich Asset Funding Incorporated++               4.47 #        10/05/98       49,969,389
 80,000,000  Greenwich Asset Funding Incorporated++               5.43 #        12/07/98       79,190,044
100,000,000  IBM Credit Corporation                               5.31 #        10/20/98       99,709,194
 45,000,000  Merrill Lynch & Company Incorporated                 5.20 #        10/14/98       44,910,300
 34,500,000  Merrill Lynch & Company Incorporated                 5.21 #        10/15/98       34,426,074
 50,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/16/98       49,648,611
 50,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/17/98       49,640,972
 97,520,000  Monte Rosa Capital Corporation++                     5.24 #        10/15/98       97,310,112
 75,000,000  Monte Rosa Capital Corporation++                     5.48 #        11/16/98       74,471,000
 44,324,000  Monte Rosa Capital Corporation++                     5.44 #        11/20/98       43,987,261
 50,000,000  Morgan Stanley                                       5.35 #        10/23/98       49,831,333
125,000,000  Morgan Stanley                                       5.35 #        01/22/99      122,912,639
 46,700,000  Motorola                                             5.43 #        11/20/98       46,345,858
 11,990,000  National Rural                                       4.87 #        10/08/98       11,977,201
 40,000,000  NationsBank Corporation                              5.51 #        01/06/99       39,408,300
 50,000,000  Receivables Capital Corporation                      5.35 #        10/23/98       49,831,333
 45,600,000  Rio Tinto America Incorporated                       5.25 #        10/16/98       45,495,120
 22,000,000  Rio Tinto America Incorporated                       5.40 #        10/28/98       21,908,920
 27,000,000  Rio Tinto America Incorporated                       5.44 #        11/06/98       26,851,230
 75,000,000  Riverwoods                                           5.45 #        11/12/98       74,518,750
 40,000,000  Sheffield Receivables Corporation++                  5.47 #        11/23/98       39,676,111
 77,000,000  Sigma Finance Incorporated++                         5.48 #        11/16/98       76,456,893
 42,000,000  Sigma Finance Incorporated++                         5.49 #        11/30/98       41,614,300

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Fund                                 SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
 50,000,000  Sigma Finance Incorporated++                         5.53 #        01/26/99       49,106,250
 70,000,000  Suntrust Incorporated                                5.30 #        10/19/98       69,806,800
 33,000,000  USAA Capital                                         5.31 #        10/20/98       32,904,034
 45,000,000  Unifunding                                           5.43 #        11/04/98       44,765,613
$50,000,000  Variable Funding Capital Corporation++               5.16 %#       10/13/98   $   49,908,167
 75,000,000  WCP Funding Incorporation++                          5.35 #        10/23/98       74,747,000
 25,000,000  WCP Funding Incorporation++                          4.97 #        10/09/98       24,969,333
 62,565,000  Windmill Funding Corporation++                       5.46 #        11/13/98       62,153,235
 41,529,000  Windmill Funding Corporation++                       5.45 #        11/23/98       41,193,953
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,953,018,102
             (Cost $3,953,018,102)

             CORPORATE BONDS - 22.05%
$50,000,000  Abbey National Treasury                              5.64 %        07/15/99   $   50,117,222
 60,000,000  Bank America                                         5.60          01/12/99       60,000,000
100,000,000  Beta Finance                                         5.07          10/02/98      100,000,000
 15,000,000  CC USA MTN                                           5.78          06/11/99       14,997,932
 45,000,000  Centari Corporation MTN                              5.75          04/23/99       45,000,000
 78,000,000  CIT Group FRN                                        5.32          01/27/99       77,979,827
 50,000,000  FCC National Bank                                    5.67          06/01/99       49,960,172
 99,300,000  FCC National Bank                                    5.45          03/10/99       99,300,000
 50,000,000  FCC National Bank                                    5.63          01/08/99       50,000,000
 46,000,000  First National Bank of Chicago                       5.75          05/10/99       45,986,669
 70,000,000  First National Bank of Chicago                       5.73          05/19/99       69,966,213
180,000,000  First Union National Bank                            5.35          09/09/99      180,000,000
 75,000,000  First Union National Bank                            5.25          09/17/99       75,000,000
115,000,000  First Union National Bank                            5.63          02/04/99      115,000,000
 19,000,000  Huntington National Bank                             5.13          12/09/98       18,999,479
 48,000,000  Huntington National Bank                             5.74          05/05/99       47,987,757
 50,000,000  IBM Credit Corporation                               5.12          11/16/98       50,000,000
 95,500,000  IBM Credit Corporation                               5.58          08/27/99       95,455,102
165,000,000  JP Morgan & Company Incorporated                     5.61          09/15/99      165,000,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS (CONTINUED)
 50,000,000  Morgan Guaranty Company Bank Note                    5.55          02/04/99       49,954,491
100,000,000  Morgan Guaranty Trust Company                        5.71          01/08/99       99,989,693
160,000,000  NationsBank Corporation                              5.83          12/22/98      159,978,433
140,000,000  NationsBank Corporation                              5.83          12/29/98      139,973,876
$20,000,000  NationsBank Corporation                              5.50 %        02/04/99   $   20,000,000
 20,000,000  Sigma Finance                                        5.95          11/20/98       20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $1,900,646,865
             (Cost $1,900,646,865)

             VARIABLE AND FLOATING RATE BONDS - 19.11%
$60,000,000  Abbey National                                       5.55 %        07/15/99   $   59,970,068
150,000,000  Abbey National                                       5.54          07/26/99      149,896,471
 65,000,000  Abbey National Treasury                              5.54          08/17/99       64,956,121
 30,000,000  American Express Centurion                           5.14          12/15/98       30,000,000
 25,000,000  American Express Centurion                           5.47          04/26/99       25,000,000
 50,000,000  American Express Centurion                           5.61          09/10/99       50,000,000
100,000,000  CIT Group Holdings                                   5.32          02/10/99       99,982,402
 97,000,000  Comerica Bank                                        5.12          12/14/98       96,996,303
 34,000,000  Commercial Bank                                      5.58          07/13/99       33,984,302
100,000,000  Walt Disney                                          5.61          02/10/99       99,991,161
 55,000,000  First National Bank                                  5.62          09/28/99       55,000,000
 40,000,000  Ford Motor Credit Corporation                        5.71          01/07/99       40,000,000
 20,000,000  Beta Finance                                         5.01          11/30/98       20,000,000
100,000,000  IBM Credit Corporation                               5.29          02/22/99       99,974,975
 50,000,000  Key Bank                                             5.13          12/15/98       49,999,014
 74,000,000  Key Bank                                             5.30          02/24/99       73,979,872
 60,000,000  NationsBank Corporation                              5.57          06/25/99       59,979,047
 75,000,000  Pepsico Incorporated                                 5.50          08/19/99       74,922,072
150,000,000  Royal Bank of Canada                                 5.29          02/09/99      149,963,392
 75,000,000  Sigma Finance                                        5.03          08/23/99       75,000,000
 65,000,000  Sigma Finance                                        4.94          08/26/99       65,000,000
 45,000,000  Sigma Finance                                        5.20          11/05/98       45,000,000

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Fund                                 SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS (CONTINUED)
 50,000,000  JP Morgan & Company Incorporated                     5.50          12/16/98       50,000,000
 78,000,000  Wachovia Corporation                                 5.44          05/14/99       77,966,823
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $1,647,562,023
             (Cost $1,647,562,023)

             CERTIFICATES OF DEPOSITS - 9.47%
$19,000,000  Abbey National                                       5.55 %        01/26/99   $   18,997,078
100,000,000  American Express Centurion Bank                      5.42          12/16/98      100,000,000
 50,000,000  Bayerische Landesbank                                5.34          03/23/99       49,981,589
 20,000,000  Canadian Bank                                        5.94          10/21/98       19,999,960
 50,000,000  Harris Trust Bank                                    5.56          10/09/98       50,000,000
 50,000,000  Harris Trust Bank                                    5.50          11/10/98       50,000,000
100,000,000  Northern Trust                                       5.55          10/19/98      100,000,000
 65,500,000  RaboBank Nederland                                   5.71          05/05/99       65,465,649
 70,000,000  RaboBank Nederland                                   5.74          05/19/99       69,970,436
142,000,000  Societe Generale                                     5.60          01/13/99      141,988,358
 50,000,000  Societe Generale                                     5.91          10/15/98       49,999,083
100,000,000  Swiss Bank                                           5.64          03/12/99       99,972,348
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  816,374,501
             (Cost $816,374,501)

             FEDERAL AGENCIES - 2.30%
$26,000,000  Federal National Mortgage Association                5.01 %        08/19/99   $   25,983,141
125,000,000  Federal Home Loan Mortgage Corporation Discount
               Note                                               5.01          03/19/99      122,112,917
 50,000,000  Federal Home Loan Mortgage Corporation Discount
               Note                                               4.68          10/07/98       49,954,583
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $  198,050,641
             (Cost $198,050,641)

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 0.92%
$ 8,568,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $    8,568,000
    251,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98          251,000
    451,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98          451,000
 69,789,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98       69,789,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $   79,059,000
             (Cost $79,059,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $8,594,711,132)*                                   99.71%               $8,594,711,132
                (Note 1)
              Other Assets and Liabilities, Net                         0.29                    25,161,783
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $8,619,872,915
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STATEMENT OF ASSETS AND LIABILITIES -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                               MONEY MARKET
                                                       FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost                                     $8,594,711,132
  Cash                                               63,852
RECEIVABLES:
  Interest                                       64,971,617
Organization expenses, net of
  amortization                                        7,497
Prepaid expenses                                    872,546
TOTAL ASSETS                                  8,660,626,644

LIABILITIES
Payables:
  Distribution to shareholders                   34,300,462
  Due to distributor (Note 2)                     1,561,929
  Due to adviser (Note 2)                         4,870,398
  Other                                              20,940
TOTAL LIABILITIES                                40,753,729
TOTAL NET ASSETS                             $8,619,872,915
NET ASSETS CONSIST OF:
  Paid-in capital                            $8,620,228,366
  Undistributed net realized gain (loss)
    on investments                                 (355,451)
TOTAL NET ASSETS                             $8,619,872,915

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $7,538,159,919
Shares outstanding - Class A                  7,537,772,661
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Class S                         $1,081,712,996
Shares outstanding - Class S                  1,081,664,684
Net asset value and offering price per
  share - Class S                            $         1.00
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                    STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
Money Market Fund                           ENDED SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                             MONEY MARKET
                                                     FUND

INVESTMENT INCOME
  Interest                                   $230,761,981
TOTAL INVESTMENT INCOME                       230,761,981
EXPENSES (NOTE 2)
  Advisory fees                                16,297,370
  Administration fees                           2,852,040
  Custody fees                                    683,172
  Shareholder servicing fees                   11,964,101
  Portfolio accounting fees                       845,700
  Transfer agency fees                          4,090,838
  Distribution fees                             3,932,270
  Organization costs                                2,258
  Legal and audit fees                            109,154
  Registration fees                               206,291
  Directors' fees                                   2,242
  Shareholder reports                             174,178
  Other                                            61,674
TOTAL EXPENSES                                 41,221,288
Less:
  Waived fees and reimbursed expenses          (7,141,931)
Net Expenses                                   34,079,357
NET INVESTMENT INCOME (LOSS)                  196,682,624
  Net realized gain (loss) on sale of
    investments                                   156,717
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $196,839,341
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                            Money Market Fund
------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                             -----------------------------------
                                                 (UNAUDITED)
                                                 FOR THE SIX             FOR THE
                                                MONTHS ENDED          YEAR ENDED
                                              SEPT. 30, 1998      MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $   196,682,624     $   304,465,191
Net realized gain (loss) on sale of
  investments                                        156,717             495,081
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      196,839,341         304,960,272
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (174,695,301)       (267,569,450)
    INSTITUTIONAL CLASS                                  N/A            (188,647)(1)
    CLASS S                                      (21,987,323)        (36,707,094)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          2,823,931,654       4,063,160,668
  Reinvestment of dividends - Class A            169,460,507         255,837,441
  Cost of shares redeemed - Class A           (2,166,953,712)     (2,247,997,951)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         826,438,449       2,071,000,158
  Proceeds from shares sold -
    Institutional Class                                  N/A           2,301,111(1)
  Reinvestment of dividends -
    Institutional Class                                  N/A             215,236(1)
  Cost of shares redeemed -
    Institutional Class                                  N/A         (11,839,183)(1)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                     N/A          (9,322,836)(1)
  Proceeds from shares sold - Class S          1,127,405,636       1,708,294,353
  Reinvestment of dividends - Class S             21,395,167          35,725,155
  Cost of shares redeemed - Class S           (1,018,279,890)     (1,500,695,653)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S                         130,520,913         243,323,855
INCREASE (DECREASE) IN NET ASSETS                957,116,079       2,305,496,258

NET ASSETS:
  Beginning net assets                         7,662,756,836       5,357,260,578
ENDING NET ASSETS                            $ 8,619,872,915     $ 7,662,756,836
--------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

Money Market Fund                                           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              MONEY MARKET FUND
                                                                                        CLASS A
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.02        0.05        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.02        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)      (0.05)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.02)      (0.05)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.48%       5.07%       2.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $7,538,160  $6,711,584  $4,640,148
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.75%       0.75%       0.75%
  Ratio of net investment income to average net assets            4.91%       4.95%       4.71%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.92%       0.93%       0.90%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.74%       4.77%       4.56%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                           Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                   MONEY MARKET FUND (CONT.)
                                                 CLASS A (CONT.)                                                     CLASS S
                              ----------------------------------  ----------------------------------------------------------
                                    NINE                          (UNAUDITED)                               NINE
                                  MONTHS                          SIX MONTHS              SIX MONTHS      MONTHS      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                1996 (2)        1995        1994        1998        1998    1997 (1)    1996 (2)    1995 (3)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.05        0.04        0.02        0.04        0.02        0.03        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.05        0.04        0.02        0.04        0.02        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.05)      (0.04)      (0.02)      (0.04)      (0.02)      (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.05)      (0.04)      (0.02)      (0.04)      (0.02)      (0.03)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.55%       5.34%       3.74%       2.14%       4.37%       2.02%       3.03%       2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $3,799,908  $2,892,621  $2,343,942  $1,081,713    $951,172    $707,781    $699,231    $618,899
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.75%       0.69%       1.42%       1.42%       1.43%       1.42%       1.43%
  Ratio of net investment
    income to average net
    assets                         4.66%       5.13%       4.12%       4.24%       4.28%       4.02%       3.98%       4.40%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.88%       0.83%       0.89%       1.63%       1.62%       1.56%       1.55%       1.53%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.53%       5.05%       3.92%       4.03%       4.08%       3.89%       3.85%       4.30%
----------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      Money Market Fund
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-three separate series. These financial statements represent the Money Market Fund (the "Fund"), a diversified series of the Company.
  Prior to August 1, 1998 the Money Market Fund was known as the "Money Market Mutual Fund".
  At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the Fund.
  The Fund offers Class A and Class S shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      Money Market Fund
------------------------------------------------------------------------

market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1998.
  The Fund had a net capital loss carryforward at September 30, 1998 of $355,450 that will expire in the year 2003. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.40% of the Fund's average daily net assets. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $960 million and 0.04% of the Fund's average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Class S shares of the Fund.
  The transfer agency fees paid on behalf of the Fund for the six months ended September 30, 1998 were $3,556,488 for Class A shares and $534,350 for Class S shares.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      Money Market Fund
------------------------------------------------------------------------

to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Fund and 0.25% of the average daily net assets of the Class S shares of the Fund.
  Shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 1998 were $10,669,468 for Class A shares and $1,294,633 for Class S shares.
  The Company has entered into administration agreements on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A and Class S shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A shares of the Fund.
  Under the Plan for Class S shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.75% of the average daily net assets attributable to its Class S shares.
  The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Fund for the period ended September 30, 1998 were $48,371 for Class A shares and $3,883,899 for Class S shares.
  The registration fees paid on behalf of the Fund for the period ended September 30, 1998 were $146,171 for Class A shares and $60,120 for Class S shares.

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the period ended September 30, 1998, was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1998, Stephens owned 12,673 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1998, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1998, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.
  Capital share transactions for the Funds were as follows:

                                                                       MONEY MARKET FUND
                                                              -----------------------------------
                                                                     (UNAUDITED)
                                                                     FOR THE SIX          FOR THE
                                                                    MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 1998   MARCH 31, 1998
-------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                         2,823,931,652      4,063,073,840
  Shares issued in reinvestment of dividends -- Class A            169,460,507        255,837,441
  Shares redeemed -- Class A                                    (2,166,953,712)    (2,247,997,951)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A           826,438,447      2,070,913,330
  Shares sold -- Class S                                         1,127,405,638      1,708,294,353
  Shares issued in reinvestment of dividends -- Class S             21,395,167         35,725,154
  Shares redeemed -- Class S                                    (1,018,279,890)    (1,500,695,653)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS S           130,520,915        243,323,854

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnerships
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money. -Copyright- Stagecoach Funds

STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
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                                                             SC MMS SAR (11/98)